GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used to determine recoverable amount of goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 9,017,419	$ 7,818,125	$ 9,836,661
Banking Panama | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	10.50%	10.90%
Growth rate (real)	4.40%	4.50%
Goodwill	$ 6,733,971	$ 5,837,310
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate (real)	3.90%	3.70%
Goodwill	$ 1,243,711	$ 1,078,105
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan | Short Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	14.90%	17.10%
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan | Long Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	14.30%	15.50%
Banking Guatemala | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	11.70%	12.30%
Growth rate (real)	5.10%	4.80%
Goodwill	$ 1,029,077	$ 892,050
Other Segments | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 10,660	$ 10,660